UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VANECK VIP TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

Van Eck Associates Corporation

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 91.0%
Argentina: 1.1%
68,500	Grupo Supervielle SA (ADR)	$2,078,290
Brazil: 4.5%
77,900	CVC Brasil Operadora e Agencia de Viagens SA	1,431,079
289,100	Fleury SA	2,376,584
452,900	International Meal Co. Alimentacao SA	1,166,048
769,000	Movida Participacoes SA	1,679,411
81,400	Smiles Fidelidade SA	1,713,580
		8,366,702
China / Hong Kong: 34.7%
155,000	AIA Group Ltd. #	1,325,045
62,740	Alibaba Group Holding Ltd. (ADR) *	11,515,300
2,478,000	Beijing Capital International Airport Co. Ltd. #	3,346,733
4,216,000	Beijing Enterprises Water Group Ltd. #	2,372,100
248,932	Beijing Originwater Technology Co. Ltd. #	708,274
3,588,969	China Animal Healthcare Ltd. * # § ∞	0
22,350	China Lodging Group Ltd. (ADR)	2,943,718
1,840,000	China Maple Leaf Educational Systems Ltd. #	2,481,907
1,094,000	China Medical System Holdings Ltd. #	2,506,225
493,000	China Resources Phoenix Healthcare Holdings Co. Ltd. #	599,024
1,610,000	China ZhengTong Auto Services Holdings Ltd. #	1,182,588
1,395,000	Fu Shou Yuan International Group Ltd. #	1,388,714
388,000	Galaxy Entertainment Group Ltd. #	3,561,329
86,250	JD.com, Inc. (ADR) *	3,492,262
16,600	Kweichow Moutai Co. Ltd. #	1,832,620
699,000	Ping An Insurance Group Co. of China Ltd. #	7,207,157
119,000	Shenzhou International Group Holdings Ltd. #	1,260,788
42,000	Silergy Corp. #	953,662
256,000	Sinopharm Group Co. Ltd.	1,281,933
63,221	TAL Education Group (ADR)	2,344,867
233,200	Tencent Holdings Ltd. #	12,518,068
260,000	Yihai International Holding Ltd. #	404,556
		65,226,870
Egypt: 0.9%
255,750	Commercial International Bank Egypt SAE	1,292,096
750,000	Juhayna Food Industries #	488,932
		1,781,028
Georgia: 1.6%
60,700	BGEO Group Plc (GBP) #	3,029,156
Germany: 0.3%
11,000	Delivery Hero AG * # Reg S 144A	531,222
India: 7.7%
502,000	Bharti Infratel Ltd. #	2,600,838
96,000	Cholamandalam Investment and Finance Co. Ltd. #	2,174,796
124,600	HDFC Bank Ltd. #	3,677,534
20,700	HDFC Bank Ltd. (ADR)	2,044,539
70,185	Motilal Oswal Financial Services Ltd. #	1,093,833
189,800	Phoenix Mills Ltd. #	1,773,786
73,500	Quess Corp. Ltd. * Reg S 144A	1,157,353
		14,522,679
Indonesia: 1.9%
10,960,000	Bank Rakyat Indonesia Tbk PT #	2,876,337
1,756,000	Link Net Tbk PT #	664,019
		3,540,356
Kenya: 1.2%
7,187,000	Safaricom Ltd. #	2,196,732
Kuwait: 0.2%
22,000	Human Soft Holding Co. KSC	286,455
Malaysia: 1.4%
1,122,000	Malaysia Airports Holdings Bhd #	2,572,734
Mexico: 3.3%
247,000	Banregio Grupo Financiero SAB de CV	1,526,427
13,645	Fomento Economico Mexicano SAB de CV (ADR)	1,247,562
476,000	Qualitas Controladora SAB de CV	1,322,222
631,000	Unifin Financiera SAPI de CV SOFOM ENR	2,134,571
		6,230,782
Peru: 1.1%
9,360	Credicorp Ltd. (USD)	2,125,094
Philippines: 3.6%
2,409,000	Ayala Land, Inc. #	1,906,341
7,580,000	Bloomberry Resorts Corp. * #	2,097,894
912,200	International Container Terminal Services, Inc. #	1,756,272
622,010	Robinsons Retail Holdings, Inc.	1,064,549
		6,825,056
Poland: 0.6%
17,039	Kruk SA #	1,086,976
Russia: 4.1%
349,480	Sberbank of Russia (ADR) #	6,527,376
29,437	Yandex NV (USD) *	1,161,290
		7,688,666
South Africa: 4.9%
606,000	Advtech Ltd.	809,280
25,250	Naspers Ltd. #	6,179,000
172,000	Rhodes Food Group Pty Ltd.	273,863
1,332,924	Transaction Capital Ltd.	1,919,658
		9,181,801
South Korea: 1.2%
6,000	Koh Young Technology, Inc. #	566,918
1,475	Samsung Biologics Co. Ltd. * # Reg S 144A	678,836
5,800	Samsung SDI Co. Ltd. #	1,051,548
		2,297,302
Spain: 2.3%
119,203	CIE Automotive SA #	4,259,064
Switzerland: 0.9%
35,600	Wizz Air Holdings Plc (GBP) * # Reg S 144A	1,627,477
Taiwan: 5.1%
114,664	Airtac International Group #	2,064,880
430,000	Basso Industry Corp. #	778,113
390,000	Chroma ATE, Inc. #	2,426,679
150,010	Poya Co. Ltd. #	1,883,723
288,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	2,439,417
		9,592,812
Thailand: 3.1%
1,292,000	CP ALL PCL #	3,611,529
1,099,400	Srisawad Corp. PCL (NVDR)	2,153,687
		5,765,216
Turkey: 3.1%
152,283	AvivaSA Emeklilik ve Hayat AS	688,599
697,777	Dogtas Kelebek Mobilya Sanayi ve Ticaret AS * #	587,364
87,140	MLP Saglik Hizmetleri AS * Reg S 144A	419,654
252,000	Tofas Turk Otomobil Fabrikasi AS #	1,698,451
3,534,043	Turkiye Sinai Kalkinma Bankasi AS #	1,366,363
186,000	Ulker Biskuvi Sanayi AS #	1,037,349
		5,797,780
United Arab Emirates: 0.6%
24,500	NMC Health Plc (GBP) #	1,168,278
United Kingdom: 0.0%
1,235,312	Hirco Plc * # § ∞	0
United States: 1.1%
467,300	Samsonite International SA (HKD) #	2,137,342
Uruguay: 0.5%
184,910	Biotoscana Investments SA (BDR) *	879,337
Total Common Stocks (Cost: $119,873,697)		170,795,207
PREFERRED STOCKS: 7.5%
Brazil: 1.0%
121,760	Itau Unibanco Holding SA 5.75%	1,892,352
Colombia: 0.5%
88,000	Banco Davivienda SA 2.91%	948,641
South Korea: 6.0%
5,858	Samsung Electronics Co. Ltd. 1.76% #	11,264,542
Total Preferred Stocks (Cost: $9,103,323)		14,105,535
REAL ESTATE INVESTMENT TRUSTS: 0.7%
Mexico: 0.7%
603,000	Concentradora Hipotecaria SAPI de CV	565,520
445,330	PLA Administradora Industrial S de RL de CV	743,441
Total Real Estate Investment Trusts (Cost: $1,669,435)		1,308,961
MONEY MARKET FUND: 0.8% (Cost: $1,458,105)
1,458,105	AIM Treasury Portfolio - Institutional Class	1,458,105
Total Investments: 100.0% (Cost: $132,104,560)		187,667,808
Other assets less liabilities: 0.0%		81,063
NET ASSETS: 100.0%		$187,748,871

Definitions:

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GBP	British Pound
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $127,530,441 which represents 67.9% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $0 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $4,414,542, or 2.4% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	23.3%	$43,683,566
Consumer Staples	5.3	9,960,960
Financials	27.2	51,056,269
Health Care	5.3	9,909,871
Industrials	7.9	14,913,134
Information Technology	23.7	44,428,646
Real Estate	2.3	4,423,568
Telecommunication Services	2.9	5,461,589
Utilities	1.3	2,372,100
Money Market Fund	0.8	1,458,105
	100.0%	$187,667,808

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$2,078,290	$—	$—	$2,078,290
Brazil	8,366,702	—	—	8,366,702
China / Hong Kong	21,578,080	43,648,790	0	65,226,870
Egypt	1,292,096	488,932	—	1,781,028
Georgia	—	3,029,156	—	3,029,156
Germany	—	531,222	—	531,222
India	3,201,892	11,320,787	—	14,522,679
Indonesia	—	3,540,356	—	3,540,356
Kenya	—	2,196,732	—	2,196,732
Kuwait	286,455	—	—	286,455
Malaysia	—	2,572,734	—	2,572,734
Mexico	6,230,782	—	—	6,230,782
Peru	2,125,094	—	—	2,125,094
Philippines	1,064,549	5,760,507	—	6,825,056
Poland	—	1,086,976	—	1,086,976
Russia	1,161,290	6,527,376	—	7,688,666
South Africa	3,002,801	6,179,000	—	9,181,801
South Korea	—	2,297,302	—	2,297,302
Spain	—	4,259,064	—	4,259,064
Switzerland	—	1,627,477	—	1,627,477
Taiwan	—	9,592,812	—	9,592,812
Thailand	2,153,687	3,611,529	—	5,765,216
Turkey	1,108,253	4,689,527	—	5,797,780
United Arab Emirates	—	1,168,278	—	1,168,278
United Kingdom	—	—	0	0
United States	—	2,137,342	—	2,137,342
Uruguay	879,337	—	—	879,337
Preferred Stocks
Brazil	1,892,352	—	—	1,892,352
Colombia	948,641	—	—	948,641
South Korea	—	11,264,542	—	11,264,542
Real Estate Investment Trusts*	1,308,961	—	—	1,308,961
Money Market Fund	1,458,105	—	—	1,458,105
Total	$60,137,367	$127,530,441	$0	$187,667,808

*	See Schedule of Investments for geographic sector breakouts.

During the period ended March 31, 2018, transfers of securities from Level 1 to Level 2 were $22,616,593 and transfers from Level 2 to Level 1 were $8,505,577. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2018:

	Common Stocks
	China / Hong Kong	United Kingdom
Balance as of December 31, 2017	$0	$0
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	0	0
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of March 31, 2018	$0	$0

See Notes to Schedules of Investments

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.9%
Australia: 16.0%
531,118	Cardinal Resources Ltd. * #	$225,290
501,592	Evolution Mining Ltd. #	1,176,002
931,510	Gold Road Resources Ltd. * #	585,922
16,500	Newcrest Mining Ltd. #	248,863
96,600	Northern Star Resources Ltd. #	468,855
79,539	OceanaGold Corp. (CAD)	214,228
107,100	Saracen Mineral Holdings Ltd. * #	147,729
337,900	West African Resources Ltd. (CAD) *	100,975
		3,167,864
Canada: 65.0%
24,537	Agnico-Eagle Mines Ltd. (USD)	1,032,272
1,100	Alamos Gold, Inc.	5,721
84,840	Alamos Gold, Inc. (USD)	442,016
35,200	Allegiant Gold Ltd. *	14,481
42,000	Allegiant Gold Ltd. * # § ø	16,045
164,900	Argonaut Gold, Inc. *	314,863
133,900	Atacama Pacific Gold Corp. *	67,555
38,100	Auryn Resources, Inc. *	50,274
13,917	B2Gold Corp. *	38,132
481,571	B2Gold Corp. (USD) *	1,314,689
7,000	Barrick Gold Corp. (USD)	87,150
102,700	Bear Creek Mining Corp. *	183,343
502,088	Bonterra Resources, Inc. *	206,548
66,863	Brio Gold, Inc. *	129,745
176,000	Columbus Gold Corp. *	47,130
274,843	Continental Gold, Inc. *	755,186
142,026	Corvus Gold, Inc. *	239,218
21,000	Corvus Gold, Inc. (USD) *	35,597
189,600	Eastmain Resources, Inc. *	33,112
108,133	Equinox Gold Corp. *	93,164
107,019	First Mining Gold Corp. *	37,795
48,906	Gold Standard Ventures Corp. (USD) *	79,717
43,700	Goldcorp, Inc. (USD)	603,934
90,400	Guyana Goldfields, Inc. *	349,433
107,500	IAMGOLD Corp. (USD) *	557,925
156,400	Kinross Gold Corp. (USD) *	617,780
67,552	Kirkland Lake Gold Ltd.	1,047,086
3,000	Kirkland Lake Gold Ltd. (USD)	46,380
104,000	Leagold Mining Corp. *	210,688
325,242	Liberty Gold Corp. *	112,340
24,800	Lundin Gold, Inc. *	99,327
16,700	MAG Silver Corp. (USD) *	162,825
160,000	Metanor Resources, Inc. * # § ø 144A	67,121
90,000	Midas Gold Corp. *	66,364
2,500	New Gold, Inc. *	6,481
137,100	New Gold, Inc. (USD) *	353,718
102,500	Nighthawk Gold Corp. *	54,100
99,000	Orezone Gold Corp. * # § ø 144A	61,535
296,688	Orezone Gold Corp. *	200,348
5,000	Osisko Gold Royalties Ltd.	48,279
8,000	Osisko Gold Royalties Ltd. (USD)	77,360
8,000	Osisko Mining, Inc. *	15,834
46,700	Osisko Mining, Inc. * ø 144A	92,432
130,100	Otis Gold Corp. *	30,295
66,800	Premier Gold Mines Ltd. *	146,215
5,100	Pretium Resources, Inc. *	33,885
24,300	Pretium Resources, Inc. (USD) *	161,838
19,200	Roxgold, Inc. * ø 144A	15,052
195,800	Roxgold, Inc. *	153,497
61,000	Rye Patch Gold Corp. * # § ø 144A	51,683
89,076	Rye Patch Gold Corp. *	80,893
290,000	Sabina Gold and Silver Corp. *	355,649
137,700	Semafo, Inc. *	396,528
26,000	SSR Mining, Inc. (USD) *	249,600
37,200	TMAC Resources, Inc. * Reg S	228,683
19,600	Wheaton Precious Metals Corp. (USD)	399,252
5,323	Yamana Gold, Inc.	14,709
179,225	Yamana Gold, Inc. (USD)	494,661
		12,887,483
Mexico: 4.7%
52,100	Fresnillo Plc (GBP) #	930,291
South Africa: 0.2%
12,000	Gold Fields Ltd. (ADR)	48,240
United Kingdom: 3.3%
7,950	Randgold Resources Ltd. (ADR)	661,758
United States: 9.7%
30,800	Newmont Mining Corp.	1,203,356
8,300	Royal Gold, Inc.	712,721
		1,916,077
Total Common Stocks (Cost: $15,472,894)		19,611,713
WARRANTS: 0.1%
Canada: 0.1%
42,000	Allegiant Gold Ltd. Warrants (CAD 1.20, expiring 01/30/20) * # § ø	2,201
62,450	Liberty Gold Corp. Warrants (CAD 0.90, expiring 05/16/19) *	2,424
80,000	Metanor Resources, Inc. Warrants (CAD 0.90, expiring 12/28/19) * # § ø 144A	6,520
61,000	Rye Patch Gold Corp. Warrants (CAD 1.65, expiring 01/22/20) * # § ø 144A	12,074
Total Warrants (Cost: $0)		23,219
MONEY MARKET FUND: 1.3% (Cost: $260,043)
260,043	AIM Treasury Portfolio - Institutional Class	260,043
Total Investments: 100.3% (Cost: $15,732,937)		19,894,975
Liabilities in excess of other assets: (0.3)%		(55,364)
NET ASSETS: 100.0%		$19,839,611

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,000,131 which represents 20.2% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $217,179 which represents 1.1% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $324,663, or 1.6% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $306,417, or 1.5% of net assets.

Restricted securities held by the Fund as of March 31, 2018 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Allegiant Gold Ltd.	11/20/2017	42,000	$19,879	$16,045	0.1%
Allegiant Gold Ltd. Warrants	02/09/2018	42,000	—	2,201	0.0
Metanor Resources, Inc.	12/22/2017	160,000	88,023	67,121	0.3
Metanor Resources, Inc. Warrants	12/28/2017	80,000	—	6,520	0.0
Orezone Gold Corp.	03/26/2018	99,000	61,594	61,535	0.3
Osisko Mining, Inc.	09/09/2016	46,700	98,535	92,432	0.5
Roxgold, Inc.	03/04/2014	19,200	10,024	15,052	0.1
Rye Patch Gold Corp.	01/22/2018	61,000	63,674	51,683	0.2
Rye Patch Gold Corp. Warrants	02/01/2018	61,000	—	12,074	0.1
			$341,729	$324,663	1.6%

Summary of Investments by Sector	% of Investments	Value
Diversified Metals & Mining	3.8%	$742,887
Gold	86.0	17,108,068
Money Market Fund	1.3	260,043
Precious Metals & Minerals	6.1	1,221,900
Silver	2.8	562,077
	100.0%	$19,894,975

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$315,203	$2,852,661	$—	$3,167,864
Canada	12,691,099	196,384	—	12,887,483
Mexico	—	930,291	—	930,291
South Africa	48,240	—	—	48,240
United Kingdom	661,758	—	—	661,758
United States	1,916,077	—	—	1,916,077
Warrants
Canada	2,424	20,795	—	23,219
Money Market Fund	260,043	—	—	260,043
Total	$15,894,844	$4,000,131	$—	$19,894,975

There were no transfers between levels during the period ended March 31, 2018.

See Notes to Schedules of Investments

VANECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 95.5%
Bermuda: 1.8%
219,500	Golar LNG Ltd. (USD)	$6,005,520
Canada: 18.4%
215,622	Agnico-Eagle Mines Ltd. (USD)	9,071,218
330,300	Barrick Gold Corp. (USD)	4,112,235
1,044,900	First Quantum Minerals Ltd.	14,671,666
142,300	Goldcorp, Inc. (USD)	1,966,586
403,200	IAMGOLD Corp. (USD) *	2,092,608
856,500	Kinross Gold Corp. (USD) *	3,383,175
501,700	New Gold, Inc. (USD) *	1,294,386
190,665	Nutrien Ltd. (USD)	9,010,828
592,500	Teck Resources Ltd. (USD)	15,262,800
		60,865,502
Kuwait: 1.7%
3,890,609	Kuwait Energy Plc (GBP) * # § ø ∞	5,481,944
Luxembourg: 1.1%
106,900	Tenaris SA (ADR)	3,706,223
Monaco: 0.3%
554,000	Scorpio Tankers, Inc. (USD)	1,085,840
South Africa: 0.5%
1,702,245	Petra Diamonds Ltd. (GBP) * #	1,571,634
Switzerland: 5.6%
3,113,965	Glencore Plc (GBP) #	15,474,011
1,318,300	Weatherford International Plc (USD) *	3,018,907
		18,492,918
United Kingdom: 4.8%
367,800	KAZ Minerals Plc * #	4,436,795
52,900	Randgold Resources Ltd. (ADR)	4,403,396
133,900	Rio Tinto Plc (ADR)	6,899,867
		15,740,058
United States: 61.3%
45,600	Bunge Ltd.	3,371,664
219,100	CF Industries Holdings, Inc.	8,266,643
90,800	Cimarex Energy Co.	8,489,800
421,800	CNX Resources Corp. *	6,508,374
90,850	Concho Resources, Inc. *	13,657,480
52,750	CONSOL Energy, Inc. *	1,528,167
122,400	Diamondback Energy, Inc. *	15,486,048
122,400	EOG Resources, Inc.	12,885,048
36,600	FTS International, Inc. *	673,074
259,400	Green Plains Renewable Energy, Inc.	4,357,920
176,700	Halliburton Co.	8,294,298
33,500	Kirby Corp. *	2,577,825
277,000	Laredo Petroleum, Inc. *	2,412,670
116,700	Louisiana-Pacific Corp.	3,357,459
923,100	Nabors Industries Ltd.	6,452,469
266,850	Newfield Exploration Co. *	6,516,477
327,800	Newmont Mining Corp.	12,807,146
26,300	Ormat Technologies, Inc.	1,482,794
473,000	Parsley Energy, Inc. *	13,712,270
444,100	Patterson-UTI Energy, Inc.	7,776,191
57,200	PBF Energy, Inc.	1,939,080
144,400	PDC Energy, Inc. *	7,079,932
79,900	Pioneer Natural Resources Co.	13,725,222
353,400	ProPetro Holding Corp. *	5,615,526
116,400	RSP Permian, Inc. *	5,456,832
114,800	Schlumberger Ltd.	7,436,744
197,400	Steel Dynamics, Inc.	8,729,028
202,600	Sunrun, Inc. *	1,809,218
395,100	Superior Energy Services, Inc. *	3,330,693
89,100	Tyson Foods, Inc.	6,521,229
		202,257,321
Total Common Stocks (Cost: $271,397,873)		315,206,960
REAL ESTATE INVESTMENT TRUSTS: 0.5% (Cost: $1,823,101)
United States: 0.5%
86,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,677,000
MONEY MARKET FUND: 4.1% (Cost: $13,429,170)
13,429,170	AIM Treasury Portfolio - Institutional Class	13,429,170
Total Investments: 100.1% (Cost: $286,650,144)		330,313,130
Liabilities in excess of other assets: (0.1)%		(249,746)
NET ASSETS: 100.0%		$330,063,384

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $26,964,384 which represents 8.2% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $5,481,944 which represents 1.7% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $5,481,944, or 1.7% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Restricted securities held by the Fund as of March 31, 2018 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Kuwait Energy Plc	08/06/2008	3,890,609	$11,764,893	$5,481,944	1.7%

Summary of Investments by Sector	% of Investments	Value
Consumer Staples	3.0%	$9,892,893
Energy	52.3	172,632,749
Financials	0.5	1,677,000
Industrials	1.3	4,387,043
Materials	38.4	126,811,481
Utilities	0.4	1,482,794
Money Market Fund	4.1	13,429,170
	100.0%	$330,313,130

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Bermuda	$6,005,520	$—	$—	$6,005,520
Canada	60,865,502	—	—	60,865,502
Kuwait	—	—	5,481,944	5,481,944
Luxembourg	3,706,223	—	—	3,706,223
Monaco	1,085,840	—	—	1,085,840
South Africa	—	1,571,634	—	1,571,634
Switzerland	3,018,907	15,474,011	—	18,492,918
United Kingdom	11,303,263	4,436,795	—	15,740,058
United States	202,257,321	—	—	202,257,321
Real Estate Investment Trust*	1,677,000	—	—	1,677,000
Money Market Fund	13,429,170	—	—	13,429,170
Total	$303,348,746	$21,482,440	$5,481,944	$330,313,130

*	See Schedule of Investments for geographic sector breakouts.

During the period ended March 31, 2018, transfers of securities from Level 1 to Level 2 were $1,792,664. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2018:

Common Stocks
Kuwait
Balance as of December 31, 2017	$4,295,461
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	1,186,483
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of March 31, 2018	$5,481,944

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2018:

	Value as of March 31, 2018	Valuation Technique	Unobservable Input Description (1)	Unobservable Input	Impact to Valuation from an Increase in Input (2)
Common Stocks
Kuwait	$5,481,944	Guideline Public Companies	Entitlement Multiple	5.50x-10.25x	Increase
			Working Interest Multiple	0.40x-3.00x	Increase
			Marketability Discount	10%	Decrease

(1)	In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Schedules of Investments

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 26.5%
Argentina: 2.0%
USD	201,000	Cia General de Combustibles SA 9.50%, 11/07/19 (c) Reg S	$216,201
		Generacion Mediterranea SA
	32,000	9.63%, 07/27/20 (c) 144A	34,920
	122,000	9.63%, 07/27/20 (c) Reg S	133,133
	131,000	Rio Energy SA / UGEN SA / UENSA SA 6.88%, 02/01/22 (c) 144A	129,559
			513,813
Austria: 1.2%
	315,000	JBS Investments GmbH 7.75%, 04/30/18 (c) Reg S	325,789
Brazil: 1.6%
	79,000	Cemig Geracao e Transmissao SA 9.25%, 12/05/23 (c) 144A	85,182
	441,000	Samarco Mineracao SA 5.75%, 10/24/23 (d) Reg S	328,117
			413,299
Canada: 1.1%
	305,000	First Quantum Minerals Ltd. 7.50%, 04/01/20 (c) Reg S	301,569
Colombia: 2.3%
	272,000	Colombia Telecomunicaciones SA ESP 8.50% (USD Swap Semi 30/360 5 Year+6.96%), 03/30/20 (c) Reg S	283,832
	312,000	Credivalores-Crediservicios SAS 9.75%, 07/27/20 (c) 144A	320,736
			604,568
Georgia: 0.7%
GEL	424,000	Bank of Georgia JSC 11.00%, 06/01/20 144A	178,258
Indonesia: 1.1%
USD	282,000	Bukit Makmur Mandiri Utama PT 7.75%, 02/13/20 (c) Reg S	294,198
	22,633	Bumi Resources Tbk PT 0.00%, 12/11/22 ^ #	7,808
			302,006
Ireland: 1.3%
	327,000	Eurotorg LLC Via Bonitron DAC 8.75%, 10/30/22 144A	332,362
Luxembourg: 3.2%
	279,000	CSN Resources SA 6.50%, 07/21/20 Reg S	271,941
	213,000	MHP Lux SA 6.95%, 04/03/26 144A	212,957
	328,000	Topaz Marine SA 9.13%, 07/26/19 (c) 144A	343,498
			828,396
Malaysia: 1.0%
MYR	993,000	Country Garden Real Estate Sdn bhd 6.60%, 02/23/23	258,263
Mexico: 0.0%
USD	120,000	Corp. GEO SAB de CV 9.25%, 06/04/18 (c) (d) *	30
Mongolia: 1.0%
	233,000	Trade & Development Bank of Mongolia LLC 9.38%, 05/19/20 Reg S	251,311
Netherlands: 0.9%
	225,083	Metinvest BV 9.37% 04/13/18 (c) Reg S	236,563
Nigeria: 0.9%
	246,000	SEPLAT Petroleum Development Co. Plc 9.25%, 04/01/20 (c) 144A	246,615
Singapore: 1.9%
		Eterna Capital Pte Ltd.
	30,000	6.00% 04/30/18 (c) Reg S	32,526
	104,999	8.00% 04/30/18 (c)	105,810
	67,963	Innovate Capital Pte Ltd. 6.00% 04/30/18 (c)	47,488
	305,000	Medco Straits Services Pte Ltd. 8.50%, 08/17/20 (c) 144A	323,545
			509,369
South Africa: 0.3%
ZAR	6,050,000	Eskom Holdings SOC Ltd. 0.00%, 12/31/32 ^	84,658
United Kingdom: 3.1%
USD	257,620	DTEK Finance Plc 10.75% 04/30/18 (c)	278,240
	341,000	Petra Diamonds US$ Treasury Plc 7.25%, 05/01/19 (c) Reg S	341,852
	182,000	Tullow Oil Plc 7.00%, 03/01/21 (c) 144A	182,227
			802,319
United States: 2.9%
	191,000	AES El Salvador Trust II 6.75%, 04/30/18 (c) Reg S	187,180
	332,000	Stillwater Mining Co. 7.13%, 06/27/21 (c) 144A	336,449
	246,000	Vrio Finco 1 LLC / Vrio Finco 2, Inc. 6.25%, 04/04/21 (c) 144A	249,690
			773,319
Total Corporate Bonds (Cost: $6,733,450)			6,962,507
FOREIGN GOVERNMENT OBLIGATIONS: 68.6%
Argentina: 6.9%
ARS	768,000	Argentine Republic Government International Bond 3.31%, 12/31/45	227,060
	13,715,000	Autonomous City of Buenos Aires Argentina 0.00% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days+3.75%), 02/22/28 (f)	693,010
		Bonos de la Nacion Argentina con Ajuste por CER
	2,460,000	3.75%, 02/08/19	128,948
	14,700,000	4.00%, 03/06/20	768,385
			1,817,403
Armenia: 1.3%
USD	339,000	Republic of Armenia International Bond 6.00%, 09/30/20 Reg S	351,814
Belarus: 1.7%
	421,000	Republic of Belarus International Bond 6.88%, 02/28/23 Reg S	447,021
Brazil: 4.4%
		Notas do Tesouro Nacional, Series F
BRL	2,390,000	10.00%, 01/01/23	756,954
	1,304,000	10.00%, 01/01/25	410,390
			1,167,344
Chile: 1.8%
		Bonos de la Tesoreria de la Republica de Chile
CLP	120,000,000	4.50%, 03/01/26	198,330
	160,000,000	5.00%, 03/01/35	265,740
			464,070
Colombia: 2.4%
COP	1,645,000,000	Colombian TES 7.00%, 05/04/22	620,743
Dominican Republic: 4.4%
DOP	55,900,000	Dominican Republic International Bond 8.90%, 02/15/23 144A	1,163,530
Indonesia: 1.9%
IDR	6,686,000,000	Indonesian Treasury Bonds 7.50%, 05/15/38	492,193
Mexico: 7.3%
MXN	4,220,000	Mexican Bonos 10.00%, 12/05/24	266,519
		Mexican Government Bonds
	18,260,000	6.50%, 06/09/22	979,321
	11,600,000	8.00%, 11/07/47	666,481
			1,912,321
Poland: 9.5%
		Polish Government Bonds
PLN	2,370,000	1.75%, 07/25/21	691,306
	2,734,000	2.25%, 04/25/22	803,791
	2,334,000	2.50%, 01/25/23	687,078
	1,041,000	4.00%, 10/25/23	327,628
			2,509,803
Russia: 6.3%
RUB	42,411,000	Russian Federal Bond 7.00%, 12/15/21	758,086
	50,598,000	Russian Federal Bond - OFZ 7.00%, 08/16/23	900,099
			1,658,185
Singapore: 1.9%
SGD	675,000	Singapore Government Bond 1.75%, 04/01/22	510,026
South Africa: 6.0%
		Republic of South Africa Government Bonds
ZAR	454,000	8.50%, 01/31/37	37,370
	8,922,000	8.75%, 01/31/44 (a)	741,804
	9,284,000	9.00%, 01/31/40 (a)	794,214
			1,573,388
Supranational: 3.8%
INR	14,400,000	European Bank for Reconstruction & Development 6.00%, 05/04/20	219,100
		International Finance Corp.
MXN	12,400,000	0.00%, 02/22/38 ^	151,119
	71,400,000	0.00%, 11/21/47 ^	498,857
	23,500,000	0.00%, 02/06/48 ^	125,320
			994,396
Ukraine: 1.5%
USD	366,000	Ukraine Government International Bond 7.75%, 09/01/21 Reg S	384,004
Uruguay: 2.9%
		Uruguay Government International Bonds
UYU	7,966,000	8.50%, 03/15/28 Reg S	259,968
	15,880,000	8.50%, 03/15/28 144A	516,562
			776,530
Venezuela: 4.6%
		Petroleos de Venezuela SA
USD	669,000	8.50%, 10/27/20 (d) Reg S	574,671
	1,479,000	9.00%, 11/17/21 (d) Reg S	484,372
	456,000	12.75%, 02/17/22 (d) Reg S	156,408
			1,215,451
Total Foreign Government Obligations (Cost: $17,381,726)			18,058,222

Number of Shares
COMMON STOCK: 0.0% (Cost: $0)
MXN	3,236	Corp. GEO SAB de CV *	164

MONEY MARKET FUND: 4.5% (Cost: $1,189,420)
USD	1,189,420	AIM Treasury Portfolio - Institutional Class	1,189,420
Total Investments: 99.6% (Cost: $25,304,596)			26,210,313
Other assets less liabilities: 0.4%			105,877
NET ASSETS: 100.0%			$26,316,190

Definitions:

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
DOP	Dominican Peso
GEL	Georgian Lari
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:

(a)	All or a portion of these securities are segregated for foreign forward currency contracts.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(f)	Floating Rate Bond - coupon reflects the rate in effect at the end of the reporting period
^	Zero Coupon Bond
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $7,808 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $4,656,090, or 17.7% of net assets.

As of March 31, 2018, the Fund had the following open forward foreign currency contracts:

Counterparty	Currency to be sold		Currency to be purchased		Settlement Dates	Unrealized Appreciation (Depreciation)
State Street Bank And Trust Company	TRY	1,547,674	USD	387,626	4/19/2018	(2,370)
State Street Bank And Trust Company	TRY	1,792,347	USD	451,695	4/19/2018	45
State Street Bank And Trust Company	TRY	2,555,934	USD	646,221	4/19/2018	2,156
State Street Bank And Trust Company	TRY	1,795,868	USD	451,882	4/19/2018	(656)
State Street Bank And Trust Company	BRL	2,107,540	USD	636,450	4/23/2018	(882)
State Street Bank And Trust Company	CLP	252,299,519	USD	416,267	4/30/2018	(1,578)
Net unrealized depreciation on forward foreign currency contracts						(3,285)

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
TRY	Turkish Lira
USD	United States Dollar

Summary of Investments by Sector	% of Investments	Value
Basic Materials	8.1%	$2,110,689
Communications	2.0	533,522
Consumer, Cyclical	1.3	332,362
Consumer, Non-cyclical	2.1	538,746
Energy	6.0	1,570,019
Financial	3.8	1,008,568
Government	68.9	18,058,222
Industrial	1.3	343,692
Utilities	2.0	525,073
Money Market Fund	4.5	1,189,420
	100.0%	$26,210,313

The summary of inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$164	$—	$—	$164
Corporate Bonds*	—	6,962,507	—	6,962,507
Foreign Government Obligations*	—	18,058,222	—	18,058,222
Money Market Fund	1,189,420	—	—	1,189,420
Total	$1,189,584	$25,020,729	$—	$26,210,313
Other Financial Instruments:
Forward Foreign Currency Contracts	$—	$(3,285)	$—	$(3,285)

*	See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2018.

See Notes to Schedules of Investments

VANECK VIP TRUST

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2018 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Funds’ Board of trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in the characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Exchange traded funds as well as closed-end publicly listed fund investments are valued at their official market closing price and are categorized as Level 1 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value.  The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value each Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of each Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Basis for Consolidation—The VIP Gold Fund Subsidiary (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on January 25, 2013. The Subsidiary is currently a wholly-owned subsidiary of the VanEck VIP Global Gold Fund (the “Fund”) and acts as an investment vehicle in order to effect certain investments on behalf of the Fund.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck VIP Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck VIP Trust

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck VIP Trust

Date: May 30, 2018

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck VIP Trust

Date: May 30, 2018